Cash Flows Information (Details) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2016	Mar. 31, 2015
Net dispositions (purchases of GE shares for treasury
Net dispositions (purchases) of GE shares for treasury	$ (6,326)	$ 239
All other operating activities
All other operating activities	(100)	2,209
Net decrease (increase) in GE Capital financing receivables
Net decrease (increase) in GE Capital financing receivables	(11)	194
All other investing activities
All other investing activities	(10,594)	8,240
Repayments and other reductions (maturities longer than 90 days)
Repayments and other debt reductions (maturities longer than 90 days)	14,381	12,788
All Other Financing Activities [Abstract]
All other financing activities	(462)	(43)
GE Capital
Net dispositions (purchases of GE shares for treasury
Net dispositions (purchases) of GE shares for treasury	0	0
All other operating activities
All other operating activities	(176)	2,355
Net decrease (increase) in GE Capital financing receivables
Net decrease (increase) in GE Capital financing receivables	1,466	1,945
All other investing activities
All other investing activities	(9,592)	8,825
Repayments and other reductions (maturities longer than 90 days)
Repayments and other debt reductions (maturities longer than 90 days)	14,231	12,694
All Other Financing Activities [Abstract]
All other financing activities	$ (415)	$ (221)